DEFERRED REVENUE - Deferred revenue liability (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
DEFERRED REVENUE
Deferred revenue, Beginning Balance	$ 33,295	$ 33,295	$ 36,508
Revenue recognized during the period	(1,855)		(5,987)
Accretion	1,062		2,859
Deferred revenue, Ending Balance	34,958	$ 34,958	33,295
Accretion expense - Deferred revenue
DEFERRED REVENUE
Accretion	$ 3,518		$ 2,774